Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 8,387	R 7,930
Amounts invested in environmental trust funds	(6,044)	(5,687)
Total future net undiscounted obligation	2,357	2,257
Total environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (6,030)	R (5,673)	R (5,244)